Financial Risks - Summary of Financial Assets that are Either Past Due or Impaired (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 510	€ 723
Financial assets impaired [member] | Share [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	10	62
Financial assets impaired [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	500	635
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		10
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		2
Financial assets impaired [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1	14
Past due but not impaired assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,802	1,675
Past due but not impaired assets [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,751	1,466
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		131
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		35
Past due but not impaired assets [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	50	42
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,183	1,350
Past due but not impaired assets [member] | 0 - 6 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,155	1,171
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		129
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		19
Past due but not impaired assets [member] | 0 - 6 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	28	30
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	593	271
Past due but not impaired assets [member] | 6 - 12 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	572	255
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		1
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		5
Past due but not impaired assets [member] | 6 - 12 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	22	10
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	25	54
Past due but not impaired assets [member] | Not later than 1 year [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 25	40
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		1
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		10
Past due but not impaired assets [member] | Not later than 1 year [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		€ 3